Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Sweden ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Saab AB, Class B	166,558	$8,417,073
Banks — 9.9%
Skandinaviska Enskilda Banken AB, Class A	824,666	13,759,722
Svenska Handelsbanken AB, Class A	758,483	10,133,888
Swedbank AB, Class A	441,368	11,951,079
		35,844,689
Biotechnology — 0.9%
Swedish Orphan Biovitrum AB(a)	101,814	3,112,217
Building Products — 5.5%
Assa Abloy AB, Class B	521,186	16,542,747
Nibe Industrier AB, Class B	787,183	3,227,639
		19,770,386
Capital Markets — 1.6%
EQT AB	193,798	5,678,578
Commercial Services & Supplies — 1.1%
Securitas AB, Class B	255,736	3,781,972
Communications Equipment — 3.4%
Telefonaktiebolaget LM Ericsson, Class B	1,443,899	12,291,287
Construction & Engineering — 1.2%
Skanska AB, Class B	176,954	4,209,792
Diversified Telecommunication Services — 1.3%
Telia Co. AB	1,226,798	4,744,057
Electronic Equipment, Instruments & Components — 3.0%
Hexagon AB, Class B	1,078,946	10,877,358
Entertainment — 14.7%
Spotify Technology SA(a)	79,834	53,100,787
Financial Services — 9.3%
Industrivarden AB, Class A	61,977	2,246,863
Industrivarden AB, Class C	80,504	2,909,718
Investor AB, Class B	900,022	26,503,746
L E Lundbergforetagen AB, Class B	39,452	2,014,958
		33,675,285
Hotels, Restaurants & Leisure — 1.5%
Evolution AB(b)	77,106	5,288,887
Household Products — 2.5%
Essity AB, Class B	313,231	9,163,335
Industrial Conglomerates — 1.9%
Investment AB Latour, Class B	77,299	2,038,566
Lifco AB, Class B	121,171	4,934,368
		6,972,934
Machinery — 27.3%
Alfa Laval AB	150,592	6,406,849
Atlas Copco AB, Class A	1,396,729	22,435,424
Security	Shares	Value
Machinery (continued)
Atlas Copco AB, Class B	811,642	$11,554,350
Epiroc AB, Class A	342,954	7,664,976
Epiroc AB, Class B	203,107	3,970,685
Indutrade AB	142,060	3,849,601
Sandvik AB	554,140	12,095,571
SKF AB, Class B	177,388	3,901,886
Trelleborg AB, Class B	105,244	3,851,458
Volvo AB, Class B	825,999	22,887,303
		98,618,103
Metals & Mining — 1.3%
Boliden AB(a)	147,795	4,620,556
Paper & Forest Products — 1.6%
Holmen AB, Class B	39,635	1,636,447
Svenska Cellulosa AB SCA, Class B	315,644	4,266,908
		5,903,355
Real Estate Management & Development — 1.4%
Fastighets AB Balder, Class B(a)	374,472	2,625,603
Sagax AB, Class B	114,282	2,502,748
		5,128,351
Specialty Retail — 1.2%
H & M Hennes & Mauritz AB, Class B	294,553	4,215,803
Trading Companies & Distributors — 2.1%
AddTech AB, Class B	135,516	4,657,247
Beijer Ref AB, Class B	200,149	2,951,511
		7,608,758
Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B	284,666	4,259,224
Total Long-Term Investments — 96.2% (Cost: $349,792,173)		347,282,787
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	180,000	180,000
Total Short-Term Securities — 0.1% (Cost: $180,000)		180,000
Total Investments — 96.3% (Cost: $349,972,173)		347,462,787
Other Assets Less Liabilities — 3.7%		13,433,460
Net Assets — 100.0%		$360,896,247

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Sweden ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$611 (b)	$—	$(611)	$—	$—	—	$4,194 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	50,000 (b)	—	—	—	180,000	180,000	6,684	—
				$(611)	$—	$180,000		$10,878	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	517	06/19/25	$13,451	$(158,958)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	127,295	USD	138,102	Standard Chartered Bank	06/18/25	$6,571
SEK	5,169,356	USD	509,938	Standard Chartered Bank	06/18/25	29,753
						36,324
USD	2,191,317	EUR	2,007,417	Standard Chartered Bank	06/18/25	(90,149)
USD	379,958	SEK	3,800,000	Standard Chartered Bank	06/18/25	(16,769)
						(106,918)
						$(70,594)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Sweden ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$53,100,787	$294,182,000	$—	$347,282,787
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$53,280,787	$294,182,000	$—	$347,462,787
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$36,324	$—	$36,324
Liabilities
Equity Contracts	—	(158,958)	—	(158,958)
Foreign Currency Exchange Contracts	—	(106,918)	—	(106,918)
	$—	$(229,552)	$—	$(229,552)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.